Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 563,291,290	$ 875,213,699
Other current financial assets	67,736,634	3,530,216
Other current non-financial assets	100,497,325	192,640,352
Trade and other receivables, current	1,449,294,549	1,509,513,355
Current accounts receivable from related parties	50,274,125	256,268,604
Inventories	58,761,879	77,916,093
Current tax assets	81,115,457	120,558,367
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners	2,370,971,259	3,035,640,686
Non-current assets or disposal groups held for sale		28,601,633
TOTAL CURRENT ASSETS	2,370,971,259	3,064,242,319
NON-CURRENT ASSETS
Other non-current financial assets	11,602,385	59,827,640
Other non-current non-financial assets	238,393,864	78,276,341
Trade and other non-current receivables	903,678,141	691,147,645
Investments accounted for using the equity method	25,353,785	17,752,778
Intangible assets other than goodwill	195,009,500	191,441,263
Goodwill	884,464,658	883,613,429
Property, plant and equipment	6,850,184,820	6,572,353,994
Investment property	7,340,561	7,348,262
Right-of-use assets	269,052,555	233,698,432
Deferred tax assets	77,669,508	65,877,629
TOTAL NON-CURRENT ASSETS	9,462,749,777	8,801,337,413
TOTAL ASSETS	11,833,721,036	11,865,579,732
CURRENT LIABILITIES
Other current financial liabilities	615,014,915	68,519,783
Current lease liabilities	24,138,193	19,020,636
Trade and other payables, current	1,464,491,965	1,743,892,909
Current accounts payable to related parties	462,578,466	946,498,574
Other current provisions	25,152,710	22,902,006
Current tax liabilities	160,107,212	334,336,370
Other current non-financial liabilities	42,434,883	33,321,602
Total current liabilities other than assets or groups of liabilities for disposal classified as held for sale or as held for distribution to owners	2,793,918,344	3,168,491,880
TOTAL CURRENT LIABILITIES	2,793,918,344	3,168,491,880
NON-CURRENT LIABILITIES
Other non-current financial liabilities	1,904,512,941	2,183,803,256
Non-current lease liabilities	243,924,027	216,664,919
Trade and other payables non-current	595,534,857	308,308,862
Non-Current accounts payable to related parties	1,034,791,219	1,147,096,713
Other long-term provisions	211,600,686	189,470,243
Deferred tax liabilities	172,512,663	199,016,494
Non-current provisions for employee benefits	62,820,044	62,699,415
Other non-current non-financial liabilities	53,219,983	1,088,647
TOTAL NON-CURRENT LIABILITIES	4,278,916,420	4,308,148,549
TOTAL LIABILITIES	7,072,834,764	7,476,640,429
EQUITY
Share and paid-in capital	3,882,103,470	3,882,103,470
Retained earnings	2,917,851,065	2,474,432,817
Other reserves	(2,353,874,617)	(2,259,335,392)
Equity attributable to shareholders of Enel Chile	4,446,079,918	4,097,200,895
Non-controlling interests	314,806,354	291,738,408
TOTAL EQUITY	4,760,886,272	4,388,939,303
TOTAL LIABILITIES AND EQUITY	$ 11,833,721,036	$ 11,865,579,732